RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
The Plan holds various investments in registered investment companies, collective investment trusts, a stable value fund, common stock, and other investments through the SDBA. Investments, in general, are exposed to various risks, such as interest rate risk, credit risk and overall market volatility which could materially affect the value of assets held by the Plan. The following table provides details on investments that represent a concentration of 10% or greater of the Plan’s net assets at December 31:

	2025		2024
(In thousands)	Balance	% of Net Assets	Balance	% of Net Assets
Vanguard Target Retirement Trust Select 2030	$650,967	12%	$629,371	12%
Vanguard Target Retirement Trust Select 2035	652,284	12%	579,826	11%
Vanguard Target Retirement Trust Select 2040	545,668	10%	Not Applicable
Vanguard Institutional 500 Index Trust	Not Applicable		926,549	18%
Vanguard Institutional 500 Index B Trust	970,442	18%	Not Applicable